BUSINESS ACQUISITION (Summary of Estimated Aggregate Fair Values of Assets Acquired and Liabilities Assumed) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Business Acquisition [Line Items]
Gain on bargain purchase		$ (102)
BaoAn [Member]
Business Acquisition [Line Items]
Cash and cash equivalents		3,169
Prepayments and other current assets		1,800
Property and equipment, net		140,231
Deferred tax assets, non-current		1,093
Total identifiable assets acquired		146,293
Accrued expenses and other liabilities		(1,290)
Other non-current liabilities		(919)
Deferred tax liabilities, non-current		(16,368)
Total liabilities assumed		(18,577)
Net identifiable assets acquired		127,716
Gain on bargain purchase		(102)
Total consideration		$ 127,614